Employee Stock Options - Summary of Stock Option Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Beginning balance	115,750	110,750	110,750
Options, Granted	586,250	5,000
Options, Exercised	0	0	0
Options, Cancelled	123,250
Options outstanding, Ending Balance	578,750	115,750	110,750	110,750
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 30.70	$ 32.00	$ 32.00
Weighted Average Exercise Price, Granted	$ 2.20	$ 2.00
Weighted Average Exercise Price, Exercised	$ 0
Weighted Average Exercise Price, Cancelled	$ 27.13
Weighted Average Exercise Price, Outstanding Ending Balance	$ 2.65	$ 30.70	$ 32.00	$ 32.00
Weighted Average Remainder Contractual Terms Outstanding Beginning	8 years 8 months 12 days	6 years 3 months 18 days	7 years 2 months 12 days	8 years 2 months 12 days
Weighted Average Remaining Contractual Term in Years, Granted	10 years	9 years 9 months 18 days
Weighted Average Remaining Contractual Term in Years, Exercised	0 years
Weighted Average Remaining Contractual Term in Years, Cancelled	6 years 1 month 6 days
Scenario, Previously Reported
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price, Outstanding Ending Balance		$ 30.00